INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Beginning balance	$ 709	$ 729
Reversal	87	(65)	$ 735
Foreign exchange effect	20	45	(6)
Ending Balance	$ 816	$ 709	$ 729